CONTINGENT LIABILITIES AND COMMITMENTS	6 Months Ended
Jun. 30, 2025
Disclosure of contingent liabilities [abstract]
CONTINGENT LIABILITIES AND COMMITMENTS	24. CONTINGENT LIABILITIES AND COMMITMENTS

	30 June 2025	31 December 2024
	£m	£m
Guarantees given to third parties	726	493
Formal standby facilities, credit lines and other commitments	38,140	35,178
	38,866	35,671
Other legal, regulatory or tax matters
Santander UK engages in discussion, and co-operates with the FCA, PRA, CMA and other regulators and government agencies in various jurisdictions in their supervision and review of Santander UK including reviews exercised under statutory powers, regarding its interaction with past and present customers, both as part of general thematic work and in relation to specific products, services and activities. During the ordinary course of business, Santander UK is also subject to complaints and threatened legal proceedings brought by or on behalf of current or former employees, customers, investors or other third parties. In addition,
Santander UK is subject to audits, reviews, challenges and tax, regulatory or law enforcement investigations or proceedings by relevant regulators or government agencies in various jurisdictions. All such matters are assessed periodically to determine the likelihood of Santander UK incurring a liability.
In those instances where it is concluded that it is not yet probable that a quantifiable payment will be made, for example because the facts are unclear or further time is required to fully assess the merits of the case or to reasonably quantify the expected payment, no provision is made. In addition, where it is not currently practicable to estimate the possible financial effect of these matters, no provision is made.
Historical motor finance commission payments
As set out in Note 21, Santander UK has recognised a provision for historical motor finance commission payments. There continue to be uncertainties related to the outcome of the FCA consultation including the approach to identifying customer harm, the perimeter of commission models that could be in scope for redress and the redress approach which impact the expected claim rate. There may also be further legal proceedings or actions that influence that final outcome. As such, the ultimate financial impact could be materially higher or lower than the amount provided and it is not practicable to quantify the extent of any remaining contingent liability.
German dividend tax arbitrage transactions
In June 2018 the Cologne Criminal Prosecution Office and the German Federal Tax Office commenced an investigation in relation to the historical involvement of
Santander UK plc, Santander Financial Services plc and Cater Allen International Limited (all subsidiaries of Santander UK Group Holdings plc) in German dividend tax arbitrage transactions (known as cum/ex transactions). These transactions allegedly exploited a loophole of a specific German settlement mechanism through short-selling and complex derivative structuring which resulted in the German government either refunding withholding tax where such tax had not been paid or refunding it more than once. The German authorities are investigating numerous institutions and individuals in connection with alleged transactions and practices which may be found to be illegal under German law.
During H1-25 we continued to cooperate with the German authorities and, with the assistance of external experts, to progress an internal investigation into the matters in question. From Santander UK plc’s perspective, the investigation is focused principally on the period 2009-2011 and remains on-going. There remain factual issues to be resolved which may have legal consequences including potentially material financial penalties. These issues create uncertainties which mean that it is difficult to predict the resolution of the matter including timing or the significance of the possible impact. These uncertainties mean it is not currently practicable to make a reliable assessment of the size of any related potential liability.
Other
In 2016, Visa Europe Ltd was sold to Visa Inc. As a member and shareholder of Visa Europe Ltd, Santander UK plc received upfront consideration made up of cash and convertible preferred stock. Conversion of the preferred stock into Class A Common Stock of Visa Inc. depends on the outcome of litigation against
Visa involving UK & Ireland multilateral interchange fees (UK&I MIFs). Following ring-fencing, all Visa stock is now held by Santander Equity Investments Limited
(SEIL), outside the ring-fenced bank. In valuing the preferred stock, SEIL makes adjustments for illiquidity and the potential for changes in conversion rate due to litigation costs.
In addition, Santander UK plc and certain other UK&I banks have agreed to indemnify Visa Inc. in the event that the preferred stock is insufficient to meet the costs of this litigation. Visa Inc. has recourse to this indemnity once more than €1bn of losses relating to UK&I MIFs have arisen or once the total value of the preferred stock issued on closing has been reduced to nil. Santander UK plc's liability under this indemnity is capped at €40m.
At this stage, our assessment is that the litigation will not give rise to more than €1bn of losses relating to UK&I MIFs, which would mean that the indemnity would not be called upon. However, the potential impact of the litigation is still not certain, and therefore it is still possible that the indemnity could be called upon.
As part of the sale of subsidiaries, businesses and other entities, and as is normal in such circumstances, entities within the Santander UK group have given warranties and/or indemnities to the purchasers.